Oct. 28, 2019
BLACKROCK MUNICIPAL BOND FUND, INC.
BlackRock Short-Term Municipal Bond Fund
(the “Fund”)

Supplement dated May 22, 2020 to the Summary Prospectus and the Prospectus for
Investor A Shares, Investor C and Institutional Shares of the Fund and the Statement of
Additional Information of the Fund, each dated October 28, 2019, as supplemented to date

Effective July 1, 2020, with respect to Investor A shares of the Fund, BlackRock will increase the threshold at which such shares may be purchased at net asset value. Shareholders who purchased Investor A shares of the Fund prior to the implementation of these changes shall be subject to the threshold in effect at the time of purchase. Accordingly, effective July 1, 2020, the following changes are made to the Fund’s Prospectus:

Footnote 1 to the Fund’s fee and expense table relating to the “Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)” for Investor A Shares in the section of the Summary Prospectus entitled “Key Facts About BlackRock Short-Term Municipal Fund — Fees and Expenses of the Fund” and the section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Short-Term Municipal Fund — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

[1]
A contingent deferred sales charge (“CDSC”) of 0.25% is assessed on certain redemptions of Investor A Shares made within 9 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $250,000 or more. With respect to shares purchased on or after March 18, 2019 and prior to July 1, 2020, a CDSC of 0.25% is assessed on certain redemptions of Investor A Shares made within 9 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $100,000 or more. With respect to shares purchased prior to March 18, 2019, a CDSC of 0.50% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $250,000 or more.